Investment Strategy - Vox Populi ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest in equity securities of companies that are publicly listed on one or more major U.S. national securities exchanges and which are among the largest approximately 450-550 domestic equity companies as determined by the Adviser on the basis of their free float market capitalization (the “Investable Universe”). In managing the Fund, the Adviser employs a market “sentiment” based investment strategy designed to estimate satisfaction and utility directly from the public voice (in Latin, “vox populi”) as determined by the Adviser’s own proprietary algorithms (discussed below), utilizing self-reported user data from its own proprietary app (the “Reverberate App” or the “App”) and from other vetted sources, to adjust the weightings of positions in the Fund’s portfolio. When estimated sentiment and/or change in sentiment is positive for a particular company, the Adviser will likely increase its holdings of securities of that company within the Fund’s portfolio. When estimated sentiment and/or change in sentiment is negative the Adviser will likely reduce its holdings of securities of that company within the Fund’s portfolio. If estimated sentiment and/or change in sentiment is neutral or there is not enough information to allow for an accurate determination, the Adviser will typically maintain or reduce its existing active position in the security or match the weighting of the security in the Fund’s portfolio to the company’s relative market capitalization weighting as compared to total market capitalization of all of the companies within the Investable Universe.

The Adviser believes that market sentiment is a strong indicator of whether a company is satisfying consumer, shareholder and stakeholder needs and therefore likely to thrive or struggle over the longer term. The Adviser also believes that data received from the Reverberate App, or from other vetted sources, may be able to provide real time information about a company’s performance and information that is available in advance of traditional quarterly or periodic reports to the public. The Adviser believes that with sufficient real time input from a broad segment of the public, it can make a determination whether to more heavily weight a company within the portfolio in advance of the release of more traditional backward-looking data, such as quarterly sales or subscriber information. The Adviser does not perform company level research on any of the positions in the portfolio, other than its analysis of the market sentiment information provided by the Reverberate App and other similar data sources as discussed below.

The Reverberate App and Sentiment Data Analysis – The Adviser has developed a web-based application, known as the Reverberate App, to collect feedback about public companies. Generally, each of the companies in the Investable Universe will be listed in the Reverberate App. Through the Reverberate App, users have the ability to provide immediate feedback regarding any or all of the public companies listed in the Reverberate App. The Reverberate App is available to the general public without charge and users do not need to be shareholders of the Fund to provide feedback on the App. All firms in the Investable Universe will be available to rate on the App. The companies listed on the App are reviewed on a regular basis and the Adviser will make changes from time to time as the market capitalization of companies within the Investable Universe changes. To increase the volume of feedback driving investment decisions, the Adviser may choose to utilize additional sources of similar data, subject to due diligence. These additional sources of data may be integrated into the investment process so long as they meet the standards of the Adviser and are submitted in sufficient quantity to justify their use.

In utilizing sentiment data from the Reverberate App and other vetted sources, the Adviser seeks to estimate, in an efficient manner, the satisfaction and utility that the public is receiving from various companies. The Adviser uses proprietary and third-party technology and statistical analysis, including natural language processing (“NLP”) and large language models (“LLMs”), to convert sentiment data into the investment signals used by the Adviser as discussed below. Through its proprietary algorithms, the Adviser estimates average user ratings of certain companies as well as changes in ratings and how meaningful these changes may be. The Adviser also uses tools and technology to seek to identify and limit the influence of non-human users (Bots) or multiple votes by the same user. The information collected via the Reverberate App is not publicly available except to the Adviser and the Fund.

The Investment Process – The Fund’s portfolio will generally contain all of the securities from within the Investable Universe. The Adviser will adjust the weightings of each security in the Fund’s portfolio based on its review of the data supplied by the Reverberate App, or other similar sources the Adviser may utilize. Generally, those companies that have received greater increases in positive feedback when compared to other companies in the Investable Universe will have a higher average relative weighting in the Fund and those companies with greater increases in negative feedback compared to other companies in the Investable Universe will have a lower average relative weighting in the Fund. If the Reverberate App and other sources of similar data are unable to draw sufficient users to express their views on a company, the Adviser will invest in the company at a level approximately equal to its market-capitalization proportional to that of the Investable Universe. If warranted, the Adviser may hold certain companies at close to market capitalization weight, ignoring sentiment signals, if sentiment data for those companies is largely sourced from social media applications owned by those same companies. From time to time, the Fund may be invested in securities of companies in the same economic sector. As of April 30, 2026, 42.4% of the Fund’s total investments were invested in the manufacturing sector.
The Adviser employs guardrails to limit the size of active positions in the portfolio in order to manage downside risk. The Adviser’s portfolio construction guardrails include position limits that generally restrict deviations from a security’s implied market capitalization-based weighting to no more than 10% to 20% above or below such weighting. The Adviser also employs thresholds in order to limit turnover and ensure that overall changes in consumer sentiment are meaningful. If market sentiment on a company is extremely negative, the adviser may choose to remove the position from the portfolio entirely.The Adviser also employs thresholds in order to limit turnover and ensure that overall changes in consumer sentiment are meaningful. If market sentiment on a company is extremely negative, the adviser may choose to remove the position from the portfolio entirely.